Average Annual Total Returns - Western Asset Short Duration Municipal Income Fund	Sep. 30, 2020	Sep. 29, 2020
Class A
Average Annual Return:
1 Year	0.85%
5 Years	0.73%
10 Years	1.21%
Class A | After Taxes on Distributions
Average Annual Return:
1 Year		0.85%
5 Years		0.73%
10 Years		1.21%
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year		1.16%
5 Years		0.85%
10 Years		1.25%
Class C
Average Annual Return:
1 Year	2.89%
5 Years	0.85%
10 Years	1.09%
Class I
Average Annual Return:
1 Year	3.40%
5 Years	1.31%
10 Years	1.56%
Class A2
Average Annual Return:
1 Year	0.73%
5 Years
10 Years
Since Inception	0.55%
Inception Date	Feb. 27, 2015
Class IS
Average Annual Return:
1 Year	3.24%
5 Years
10 Years
Since Inception	1.86%
Inception Date	Sep. 15, 2017